Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
As at December 31,	2025	2024
Trade receivables	$44,374	$57,176
Less: allowance for doubtful accounts	(13,813)	(8,901)
Net trade receivables	30,561	48,275
Deferred receivables	6,332	4,702
Government grant receivable (Note 28)	19,891	16,245
Other receivables	1,638	89,708
Trade and other receivables	$58,422	$158,930

Schedule of Allowance for Doubtful Accounts

The movement in the allowance for doubtful accounts was as follows:

Years ended December 31,	2025	2024
Allowance for doubtful accounts, beginning of year	$8,901	$6,467
Provisions for impaired receivables	9,697	6,552
Receivables written off	(4,573)	(4,385)
Impact of foreign exchange	(212)	267
Allowance for doubtful accounts, end of year	$13,813	$8,901